Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Liabilities

As of September 30, 2024 and December 31,2023, lease liabilities consist of the following:

	September 30,	December 31,
	2024	2023
Lease liabilities – current portion	$213,546	$207,128
Lease liabilities – non-current portion	122,981	118,979
Total	$336,527	$326,107

As of December 31, 2023 and 2022, lease liabilities consist of the following:

	December 31,
	2023	2022
Lease liabilities – current portion	$207,128	$184,651
Lease liabilities – non-current portion	118,979	242,187
Total	$326,107	$426,838

Schedule of Other Lease Information

Other lease information is as follows:

	September 30,	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases	0.67 years	0.92 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$100,009	$114,937

Other lease information is as follows:

	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases	0.92 years	1.91 years
Weighted-average discount rate – operating leases	5%	5%
Short term lease cost	$114,937	$89,380

Schedule of Future Minimum Payments under Operating Leases

The following is a schedule of future minimum payments under operating leases as of September 30, 2024:

September 30, 2024
Not later than 1 year	$214,375
Between 1 to 2 years	84,910
Between 2 to 3 years	37,600
Total lease payments	336,885
Less: imputed interest	(358)
Total operating lease liabilities, net of interest	$336,527

The following is a schedule of future minimum payments under operating leases as of December 31, 2023:

December 31, 2023
Not later than 1 year	$240,835
Between 1 to 2 years	111,613
Between 2 to 3 years	10,373
Total lease payments	362,821
Less: imputed interest	(36,714)
Total operating lease liabilities, net of interest	$326,107